FINANCIAL INSTRUMENTS CLASSIFICATION (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS CLASSIFICATION
Schedule of summary of carring amounts of financial assets and liabilities by categories defined under IFRS 9 and IAS 39

The table below shows the carrying amounts of the financial assets and liabilities captions in the consolidated statement of financial position, by categories as defined under IFRS 9 as of December 31,2019 and IAS 39 as of December 31, 2018:

	At December 31, 2019						At December 31, 2018
	Financial assets and		Financial assets at fair value		Financial		Financial assets and		Financial assets at fair value		Financial
	liabilities at fair		through other		assets and		liabilities at fair		through other		assets and
	value through profit or loss		comprehensive income		liabilities		value through profit or loss		comprehensive income		liabilities
		Investments		Investments	measured at			Investments		Investments	measured at
	Investments	designated		designated	amortized		Investments	designated		designated	amortized
	and hedges	at inception	Investments	at inception	cost	Total	and hedges	at inception	Investments	at inception	cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets

Cash and due from banks	—	—	—	—	25,986,762	25,986,762	—	—	—	—	22,168,516	22,168,516
Guarantee funds, reverse repurchase agreements and securities borrowings	—	—	—	—	4,288,524	4,288,524	—	—	—	—	4,082,942	4,082,942
At fair value through profit or loss	3,850,762	—	—	—	—	3,850,762	3,512,445	—	—	—	—	3,512,445
Investments at fair value through other comprehensive income, Note 6(b)	—	—	25,623,934	578,789	—	26,202,723	—	—	24,546,365	649,470	—	25,195,835
Amortized cost investments	—	—	—	—	3,477,046	3,477,046	—	—	—	—	4,154,838	4,154,838
Loans, net	—	—	—	—	110,485,717	110,485,717	—	—	—	—	105,806,998	105,806,998
Financial assets designated at fair value through profit or loss	—	620,544	—	—	—	620,544	—	521,186	—	—	—	521,186
Premiums and other policies receivable	—	—	—	—	838,731	838,731	—	—	—	—	887,273	887,273
Accounts receivable from reinsurers and coinsurers	—	—	—	—	791,704	791,704	—	—	—	—	842,043	842,043
Due from customers on acceptances	—	—	—	—	535,222	535,222	—	—	—	—	967,968	967,968
Other assets, Note 13(a)	1,092,107	—	—	—	1,700,861	2,792,968	766,317	—	—	—	2,306,460	3,072,777
	4,942,869	620,544	25,623,934	578,789	148,104,567	179,870,703	4,278,762	521,186	24,546,365	649,470	141,217,038	171,212,821

Liabilities

Deposits and obligations	—	—	—	—	112,005,385	112,005,385	—	—	—	—	104,551,310	104,551,310
Payables from repurchase agreements and securities lending	—	—	—	—	7,678,016	7,678,016	—	—	—	—	9,415,357	9,415,357
Due to banks and correspondents	—	—	—	—	8,841,732	8,841,732	—	—	—	—	8,448,140	8,448,140
Bankers’ acceptances outstanding	—	—	—	—	535,222	535,222	—	—	—	—	967,968	967,968
Accounts payable to reinsurers and coinsurers	—	—	—	—	216,734	216,734	—	—	—	—	291,693	291,693
Lease liabilities	—	—	—	—	847,504	847,504	—	—	—	—	—	—
Financial liabilities at fair value through profit or loss	493,700	—	—	—	—	493,700	362,310	—	—	—	—	362,310
Bonds and notes issued	—	—	—	—	14,946,363	14,946,363	—	—	—	—	15,457,540	15,457,540
Other liabilities, Note 13(a)	1,040,282	—	—	—	3,206,544	4,246,826	715,804	—	—	—	2,978,514	3,694,318
	1,533,982	—	—	—	148,277,500	149,811,482	1,078,114	—	—	—	142,110,522	143,188,636